INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Loss Income before Income Tax

The components of loss before income taxes for the years ended December 31, 2021, 2020 and 2019, are as follows (in thousands):

	2021	2020	2019
Loss subject to domestic income taxes	$(2,580,324)	$(719,636)	$(277,244)
Income (loss) subject to foreign income taxes	612	68	(90)
	$(2,579,712)	$(719,568)	$(277,334)

Schedule of Components of Income Tax Expense (Benefit)

The Company recorded an income tax provision/(benefit) of $49 thousand, $(188) thousand and $23 thousand in connection with its domestic, state, and foreign subsidiaries for the years ended December 31, 2021, 2020, and 2019, respectively, as follows (in thousands):

	2021	2020	2019
Current
Federal	$18	$—	$—
State	4	5	—
Foreign	27	(193)	23
Total current tax expense (benefit)	$49	$(188)	$23
Deferred
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total deferred tax expense (benefit)	$—	$—	$—
Total income tax expense (benefit)	$49	$(188)	$23

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of taxes at the federal statutory rate to our provision for income taxes for the years ended December 31, 2021, 2020, and 2019 was as follows:

	Year Ended December 31,
	2021	2020	2019
Statutory federal income tax rate	21.0%	21.0%	21.0%
Stock-based compensation	(2.9)	(0.2)	(0.2)
Mark-to-market adjustment	(8.5)	(3.4)	(1.1)
Nondeductible expenses	(0.3)	(0.1)	(0.8)
Tax credits	0.7	2.8	1.9
Change in valuation allowance	(10.0)	(20.1)	(20.8)
Provision for income taxes	—%	—%	—%

Schedule of Components of Deferred Tax Assets

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes as of December 31, 2021 and 2020, are as follows (in thousands):

	2021	2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$519,410	$265,799
Tax credit carryforwards	71,783	40,454
Stock-based compensation expense	22,559	2,554
Depreciation	(20,180)	499
Accrued compensation and vacation	3,774	2,498
Interest	—	489
Tenant improvement allowance	—	8,777
Accruals and reserves	59,894	39,502
Lease Liability	52,592	—
Right-of-use assets	(41,707)	—
Other	4,773	1
Total net deferred tax assets	672,898	360,573
Valuation allowance	(672,898)	(360,573)
Net deferred tax assets	—	—
Net deferred tax assets (liabilities)	$—	$—

Schedule of Unrecognized Tax Benefits Roll Forward

The following table summarizes the activity related to unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	December 31,
	2021	2020	2019
Unrecognized benefit—beginning of period	$42,894	$20,635	$11,647
Gross increases—prior-period tax positions	—	21	4
Gross decreases—prior-period tax positions	—	(2)	—
Gross increases—current-period tax positions	31,336	22,382	8,995
Gross decrease—current-period tax positions	—	—	(11)
Statute lapse	(1,900)	(142)	—
Unrecognized benefit—end of period	$72,330	$42,894	$20,635

Schedule of Recognized Interest and Penalties in Income Tax Expense

Related to the unrecognized tax benefits above, the Company recognized interest expense and penalty expense as part of income tax expenses in the consolidated statements of operations according to the following table (in thousands):

	Year Ended December 31,
	2021	2020	2019
Interest expense	$—	$(45)	$16
Penalty expense	(3)	(20)	1